Portfolio of Investments (unaudited)

As of January 31, 2021

Aberdeen Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (114.2%)
AUSTRALIA (4.3%)
Diversified Real Estate Activities (0.2%)
Lendlease Corp., Ltd.	128,440	$1,171,015

Diversified REITs (3.0%)
Charter Hall Group	533,118	5,508,485
Mirvac Group	2,658,861	4,798,037
Stockland	1,345,448	4,540,611
		14,847,133
Industrial REITs (0.3%)
Goodman Group	114,765	1,544,390

Office REITs (0.8%)
Dexus	599,828	4,107,734
Total Australia		21,670,272

AUSTRIA (1.2%)
Real Estate Operating Companies (1.2%)
CA Immobilien Anlagen AG	134,750	5,803,413

BRAZIL (0.5%)
Homebuilding (0.3%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	311,315	1,458,311

Real Estate Operating Companies (0.2%)
Multiplan Empreendimentos Imobiliarios SA	278,893	1,080,625
Total Brazil		2,538,936

CANADA (3.6%)
Office REITs (1.1%)
Allied Properties Real Estate Investment Trust	193,674	5,496,328

Residential REITs (0.6%)
Canadian Apartment Properties, REIT	81,419	3,259,944

Retail REITs (1.9%)
SmartCentres Real Estate Investment Trust	507,815	9,344,193
Total Canada		18,100,465

CHINA (3.6%)
Environmental & Facilities Services (0.2%)
Times Neighborhood Holdings Ltd.	929,000	839,574

Real Estate Development (3.1%)
Logan Group Co., Ltd.	1,303,466	1,945,539
Longfor Group Holdings Ltd.(a)	1,085,496	6,112,938
Sunac China Holdings Ltd.	1,324,000	4,919,147

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Global Premier Properties Fund

Times China Holdings Ltd.	1,862,224	$2,371,823
		15,349,447

Real Estate Operating Companies (0.3%)
KWG Living Group Holdings Ltd.(b)	1,530,000	1,612,240
Total China		17,801,261

FINLAND (0.9%)
Real Estate (0.9%)
Kojamo OYJ	203,348	4,333,512

FRANCE (1.6%)
Diversified REITs (0.8%)
Gecina SA	26,973	3,832,164

Retail REITs (0.8%)
Klepierre SA	103,412	2,478,488
Unibail-Rodamco-Westfield	20,719	1,749,501
		4,227,989
Total France		8,060,153

GERMANY (6.9%)
Office REITs (0.7%)
alstria office REIT-AG	202,690	3,492,836

Real Estate Development (1.8%)
Instone Real Estate Group AG(a)(b)	346,488	8,789,718

Real Estate Operating Companies (4.4%)
LEG Immobilien AG	19,311	2,768,261
TAG Immobilien AG(b)	124,222	3,814,450
Vonovia SE	233,019	15,558,674
		22,141,385
Total Germany		34,423,939

HONG KONG (6.6%)
Diversified Real Estate Activities (3.0%)
ESR Cayman Ltd.(a)(b)	2,023,054	7,209,549
Sun Hung Kai Properties Ltd.	576,500	7,875,114
		15,084,663

Real Estate Development (1.5%)
China Resources Land Ltd.	1,087,465	4,303,256
Shimao Group Holdings Ltd.	1,070,823	3,096,118
		7,399,374
Retail REITs (2.1%)
Link REIT	1,221,100	10,593,346
Total Hong Kong		33,077,383

INDIA (1.0%)
Real Estate Operating Companies (1.0%)
Ascendas India Trust, UNIT	4,333,000	4,893,221

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Global Premier Properties Fund

JAPAN (11.3%)
Diversified Real Estate Activities (2.0%)
Mitsui Fudosan Co. Ltd.	397,700	$8,072,369
Tokyu Fudosan Holdings Corp.	382,800	2,163,077
		10,235,446
Diversified REITs (3.1%)
Canadian Solar Infrastructure Fund, Inc.	7,600	9,462,830
Hulic Reit, Inc., REIT	1,720	2,615,635
United Urban Investment Corp.	2,318	3,153,678
		15,232,143
Industrial REITs (1.6%)
GLP J-REIT	3,275	5,276,178
Industrial & Infrastructure Fund Investment Corp., REIT	1,395	2,511,058
		7,787,236
Office REITs (3.2%)
Daiwa Office Investment Corp.	854	5,536,589
Invesco Office J-REIT, Inc.	26,424	3,838,056
Japan Excellent, Inc.	2,696	3,287,247
Japan Real Estate Investment Corp.	527	3,211,455
		15,873,347
Residential REITs (0.4%)
Japan Rental Housing Investments, Inc.	2,236	2,148,817

Retail REITs (1.0%)
Kenedix Retail REIT Corp., REIT	1,992	4,821,295
Total Japan		56,098,284

MEXICO (1.0%)

Industrial REITs (0.7%)

PLA Administradora Industrial S de RL de CV	1,277,563	1,794,908
Prologis Property Mexico SA de CV, REIT	826,224	1,652,528
		3,447,436
Real Estate Operating Companies (0.3%)
Corp Inmobiliaria Vesta SAB de CV	705,409	1,330,019
Total Mexico		4,777,455

SINGAPORE (3.0%)

Industrial REITs (1.5%)

Ascendas Real Estate Investment Trust	3,271,635	7,548,744

Retail REITs (1.5%)

CapitaLand Integrated Commercial Trust	4,518,604	7,219,143
Total Singapore		14,767,887

SOUTH KOREA (0.6%)

Specialized REITs (0.6%)

ESR Kendall Square REIT Co. Ltd.(b)	672,754	3,229,652

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Global Premier Properties Fund

SPAIN (1.0%)
Diversified REITs (0.2%)
Merlin Properties Socimi SA	140,121	$1,342,020

Office REITs (0.8%)
Inmobiliaria Colonial Socimi SA	404,421	3,887,943
Total Spain		5,229,963

SWEDEN (2.7%)
Hotels, Resorts & Cruise Lines (0.7%)
Pandox AB(b)	214,207	3,216,472

Real Estate Operating Companies (2.0%)
Catena AB	151,278	7,044,784
Fabege AB	208,195	3,102,433
		10,147,217
Total Sweden		13,363,689

UNITED KINGDOM (4.1%)
Diversified REITs (1.7%)
Land Securities Group PLC	663,999	5,559,524
LondonMetric Property PLC	972,005	3,025,335
		8,584,859
Health Care REITs (0.6%)
Assura PLC	3,023,906	2,994,630

Industrial REITs (1.8%)
Segro PLC	685,588	8,922,566
Total United Kingdom		20,502,055

UNITED STATES (60.3%)
Diversified REITs (1.7%)
STORE Capital Corp.(c)	102,345	3,174,742
VEREIT, Inc.(c)	146,230	5,151,683
		8,326,425
Health Care REITs (7.4%)
Medical Properties Trust, Inc.(c)	243,852	5,147,716
Omega Healthcare Investors, Inc.(c)	234,916	8,508,658
Sabra Health Care REIT, Inc.(c)	244,991	4,113,399
Ventas, Inc.(c)	110,487	5,090,136
Welltower, Inc.(c)	230,757	13,983,874
		36,843,783
Hotel & Resort REITs (4.7%)
DiamondRock Hospitality Co.(b)(c)	224,781	1,843,204
Host Hotels & Resorts, Inc.(c)	475,407	6,441,765
MGM Growth Properties LLC(c)	426,811	13,295,162
Sunstone Hotel Investors, Inc.(c)	156,421	1,673,705
		23,253,836

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Global Premier Properties Fund

Hotels, Resorts & Cruise Lines (0.4%)

Hilton Worldwide Holdings, Inc.(c)	17,445	$1,768,749

Industrial REITs (9.1%)

Americold Realty Trust(c)	93,295	3,256,928
Duke Realty Corp.(c)	342,012	13,529,995
Prologis, Inc.(c)	277,913	28,680,622
		45,467,545
Mortgage REITs (0.6%)

Blackstone Mortgage Trust, Inc., Class A(c)	113,240	3,018,978

Office REITs (6.5%)

Alexandria Real Estate Equities, Inc.(c)	91,933	15,362,923
Boston Properties, Inc.(c)	22,918	2,091,726
Highwoods Properties, Inc.(c)	153,924	5,770,611
Hudson Pacific Properties, Inc.(c)	217,361	5,094,942
Vornado Realty Trust(c)	107,975	4,293,086
		32,613,288
Residential REITs (11.3%)

American Homes 4 Rent(c)	93,894	2,838,416
AvalonBay Communities, Inc.(c)	49,767	8,145,365
Camden Property Trust(c)	29,073	2,969,807
Equity LifeStyle Properties, Inc.(c)	170,984	10,402,667
Essex Property Trust, Inc.(c)	9,476	2,270,544
Invitation Homes, Inc.(c)	410,992	12,116,044
Mid-America Apartment Communities, Inc.(c)	30,507	4,049,804
Sun Communities, Inc.(c)	47,149	6,748,436
UDR, Inc.(c)	178,064	6,846,561
		56,387,644
Retail REITs (6.4%)

Brixmor Property Group, Inc.(c)	349,822	5,922,486
Kimco Realty Corp.(c)	179,990	2,971,635
Realty Income Corp.(c)	127,417	7,525,248
Regency Centers Corp.(c)	48,998	2,311,726
Simon Property Group, Inc.(c)	87,665	8,146,708
SITE Centers Corp.(c)	180,203	1,998,451
Weingarten Realty Investors(c)	122,715	2,762,315
		31,638,569
Specialized REITs (12.2%)

American Tower Corp.(c)	43,308	9,846,507
Digital Realty Trust, Inc.(c)	63,438	9,131,900
Equinix, Inc., REIT(c)	20,234	14,972,351
Extra Space Storage, Inc.(c)	23,541	2,678,730
Gaming and Leisure Properties, Inc.(c)	156,315	6,429,236
Public Storage(c)	48,366	11,009,069
SBA Communications Corp.(c)	12,150	3,264,340
VICI Properties, Inc.(c)	140,000	3,539,200
		60,871,333
Total United States		300,190,150
Total Common Stocks		568,861,690

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Global Premier Properties Fund

Total Investments—114.2% (cost $529,731,326)	568,861,690

Liabilities in Excess of Other Assets—(14.2)%	(70,899,625)

Net Assets—100.0%	$497,962,065

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	All or a portion of the security has been designated as collateral for the line of credit.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.